Long-term debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt
10.	Long-term debt:

	2014	2013
Long-term debt:
Revolving credit facilities(a)	$1,301,920	$2,268,841
Term loan credit facilities(b)	1,735,499	972,777
Senior unsecured notes(c)	345,000	—

Long-term debt	3,382,419	3,241,618
Current portion	(298,010)	(388,159)

Long-term debt	$3,084,409	$2,853,459

(a)	Revolving credit facilities:

As of December 31, 2014, the Company had four long-term revolving credit facilities (“Revolvers”) available and a line of credit, which provided for aggregate borrowings of up to $1,307,046,000 (2013—$2,388,284,000), of which $5,126,000 (2013—$119,443,000) was undrawn. One of the term loan credit facilities (“Term Loans”) has a revolving loan component and this component has been included in the Revolvers.

At December 2013, the Company had an outstanding balance of approximately $1.0 billion under a revolving credit facility that matures in May 2015. In December 2013, the Company entered into an agreement to extend and refinance the Facility. Effective January 31, 2014, the maturity date for the Facility was extended from May 2015 to May 2019, the outstanding amount of the Facility was reduced to $433,800,000 and the margin was increased. The reduction in the outstanding amount of the Facility was funded by drawing $340,000,000 under existing credit facilities, one of which is secured by certain vessels that were pledged as collateral under the Facility, and approximately $260,000,000 of cash on hand.

On March 27, 2014, the Company cancelled its $150,000,000 revolving credit facility. No amounts were drawn under this facility as of that date.

On May 1, 2014, the Company entered into a 364-day unsecured revolving credit facility with various banks for up to $100,000,000. The facility bears interest at LIBOR plus a margin. At December 31, 2014, $100,000,000 has been drawn under this facility.

The Revolvers mature between April 30, 2015 and December 31, 2023.

Based on the Revolvers outstanding at December 31, 2014, the minimum repayments for the balances outstanding are as follows:

2015	$167,593
2016	70,417
2017	111,201
2018	73,355
2019	205,188
Thereafter	674,166

$1,301,920

Interest is calculated as one month or three month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2014, the one month and three month LIBOR was 0.2% (2013—0.2%) and the margins ranged between 0.5% and 1.3% (2013—0.5% and 0.9%). The weighted average rate of interest, including the margin, was 0.8% at December 31, 2014 (2013—0.8%).

The Company is subject to commitment fees ranging between 0.2% and 0.4% calculated on the undrawn amounts under the various facilities.

The Revolver loan payments are made in quarterly or semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership.

(b)	Term loan credit facilities:

As of December 31, 2014, the Company had 13 Term Loans available, which provided for aggregate borrowings of up to $2,075,499,000 (2013—$1,739,497,000), of which $340,000,000 (2013—$766,720,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers.

On June 30, 2014, the Company entered into a term loan facility with a European bank for up to $83,000,000 to finance the construction of one newbuilding containership. The loan bears interest at LIBOR plus a margin. At December 31, 2014, no amount has been drawn under this facility.

On December 24, 2014, the Company entered into a term loan facility with a U.S. bank and an Australian bank for up to $67,040,000 to re-finance the purchase of two 4500 TEU containerships. The loan bears interest at LIBOR plus a margin. At December 31, 2014, $67,040,000 has been drawn under this facility.

The Term Loans mature between July 9, 2017 and April 23, 2025.

Based on the Term Loans outstanding at December 31, 2014, the minimum repayments for the balances outstanding are as follows:

2015	$130,417
2016	140,207
2017	164,757
2018	142,905
2019	355,249
Thereafter	801,964

$1,735,499

For certain of our Term Loans with a total principal outstanding of $1,614,394,000 interest is calculated as one month, three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2014, the one month, three month and six month LIBOR was 0.2%, 0.2% and 0.3%, respectively (2013—0.2%, 0.2% and 0.4%, respectively) and the margins ranged between 0.4% and 4.8% (2013—0.4% and 4.8%).

For certain of our Term Loans with a total principal outstanding of $116,605,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) plus 0.7% per annum.

For certain of our Term Loans with a total principal outstanding of $4,500,000, the loans bear interest of 6% per annum.

The weighted average rate of interest, including the margin, was 2.8% at December 31, 2014 (2013— 2.7%).

The Company is subject to commitment fees ranging between 0.2% and 1.1% calculated on the undrawn amounts under the various facilities.

The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date. For certain of our Term Loans with a total principal outstanding of $4,500,000 payment is due on the third anniversary of the delivery date of the underlying vessel.

(c)	Senior unsecured notes:

On April 3, 2014, the Company issued 13,800,000 senior unsecured notes (“the Notes”) at a price of $25.00 per note for gross proceeds of $345,000,000. A portion of the Notes were used to repay a $125,000,000 term loan credit facility. The Notes mature on April 30, 2019 and bear interest at a rate of 6.375% per annum, payable quarterly.

(d)	General:

The security for each of the Company’s current credit facilities, except for unsecured term loans, includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;

•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;

•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;

•	An assignment of the Company’s related shipbuilding contracts; and

•	A pledge of the related retention accounts.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances. Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events including the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time) or termination of a shipbuilding contract. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels.

In these circumstances, valuations of our vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement. Amounts prepaid in accordance with these provisions may be re-borrowed, subject to certain conditions.

Each credit facility contains financial covenants requiring the Company maintain minimum liquidity, tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants at December 31, 2014.